Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Amounts related to transactions with related parties	The table below summarizes amounts related to transactions with these related parties (in thousands):

	Year Ended December 31,
	2022	2021
Revenues	$2,970	$3,253

	As of
	December 31, 2022	December 31, 2021
Accounts receivable	$1,821	$1,071
Contract assets	—	60
Purchases and open accounts payable	3,195	2,575